Victory Precious Metals and Minerals Fund Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI All Country World Index reflects no deduction for fees, expenses, or taxes, except foreign withholding taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	22.34%	11.19%	11.72%
MSCI ACWI Gold Miners IMI Index reflects no deduction for fees, expenses, or taxes, except foreign withholding taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	166.43%	21.77%	22.82%
Lipper Precious Metals Equity Funds Index reflects no deduction for taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	151.44%	18.74%	19.62%
Fund Shares
Prospectus [Line Items]
Average Annual Return, Percent	156.06%	19.11%	19.76%
Fund Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	156.09%	18.98%	19.50%
Fund Shares | After Taxes on Distributions and Sale of Fund Shares[Member]
Prospectus [Line Items]
Average Annual Return, Percent	92.67%	15.59%	16.97%
Institutional Shares
Prospectus [Line Items]
Average Annual Return, Percent	156.14%	19.28%	20.03%
Class A
Prospectus [Line Items]
Average Annual Return, Percent	140.72%	17.49%	18.91%